Interests in Other Entities	12 Months Ended
Dec. 31, 2023
Interests in Other Entities [Abstract]
Interests in Other Entities
6.	Interests in Other Entities

The consolidated financial statements include the accounts of the Company and its subsidiaries. Additionally, the consolidated financial statements include interests in joint operations in which the Company or certain subsidiaries have joint control with their partners (note 2.B).

A.	Main subsidiaries

The following table shows the main direct and indirect subsidiaries classified by operating segment (note 7):

Name	Country	Economic activity
Engineering and Construction:

Cumbra Peru S.A.	Peru, Chile, and Colombia	Service of civil construction, electromechanical assembly, and building, management and implementation of real estate projects, and other related services.
GyM Chile S.p.A.	Chile	Investment funds, investment companies, and similar financial entities.
Vial y Vives – DSD S.A. (VyV)	Chile	Construction engineering projects, civil construction, and related technical advisory, rental of agriculture and livestock, forest, construction and civil engineering machinery and equipment without operators.
Morelco S.A.S.	Colombia, Ecuador, and Peru	Provision of construction and assembly services, supply of equipment and materials, operation and maintenance, and engineering services in the specialties of mechanics, instrumentation, and civil works.
Cumbra Ingenieria S.A.	Peru, Mexico, and Chile	Engineering advisory and consultancy, project execution, and project studies and supervision, and work management.

Name	Country	Economic activity
Energy:

Unna Energia S.A.	Peru	Oil and natural gas products and byproducts extraction, operation and exploitation services, as well as fuel storage and dispatch services.
Oiltanking Andina Services S.A. (OTAS)	Peru	Operation of the gas processing plant of Pisco – Camisea.
Transportadora de Gas Natural Comprimido Andino S.A.C. (TGNCA)	Peru	Development of natural gas activities and the supply, transport and trading of natural gas.

Infrastructure:

Unna Transporte S.A.C.	Peru	Operation and maintenance of highways and concessions.
Tren Urbano de Lima S.A. (TULSA)	Peru	Concession to operate the metro transportation system of Lima Metropolitana.
Carretera Andina del Sur S.A.	Peru	Concession to construct, operate, and maintain Section 1 of “Interoceanica Sur” highway.
Red Vial 5 S.A.	Peru	Concession to restore, operate, and maintain the “Ancon – Huacho – Pativilca” Section of “Panamericana Norte” Highway.
Carretera Sierra Piura S.A.C.	Peru	Concession to operate and maintain the Buenos Aires – Canchaque provincial highway.
Concesionaria Via Expresa Sur S.A.	Peru	Concession to design, construct, operate, and maintain Via Expresa – Paseo de la Republica in Lima.

Real estate:

Viva Negocio Inmobiliario S.A.C. (VIVA)	Peru	Development and management of real estate projects directly or jointly to other partners.

Parent company and other entities:

CAM Holding S.p.A.	Chile	Investment company.
Aenza Servicios Corporativos S.A.C. (before Qualys S.A.C.)	Peru	Provision of human, economic and technological services to the Corporation’s companies.
Promotores Asociados de Inmobiliarias S.A.	Peru	It operates in the real estate industry and is engaged in development and sale of offices.
Negocios del Gas S.A.	Peru	Investment company for construction, operation, and maintenance of natural gas and natural gas liquids transportation systems.
Inversiones en Autopistas S.A.	Peru	Company holding shares, interests, or other any ownership or credit investment.
Operadores de Infraestructura S.A.C.	Peru	Activities related to the leasing of advertising space and commercial premises on Line 1 of the Lima Metro.

The following table shows the Corporation’s subsidiaries and related interest as of December 31, 2022 and 2023:

	2022			2023
In percentage	Percentage of common shares directly held by Parent (%)	Percentage of common shares held by Subsidiaries (%)	Percentage of common shares held by non-controlling interests (%)	Percentage of common shares directly held by Parent (%)	Percentage of common shares held by Subsidiaries (%)	Percentage of common shares held by non-controlling interests (%)
Engineering and Construction:
Cumbra Peru S.A.	99.39%	-	0.61%	99.53%	-	0.47%
- Morelco S.A.S.	-	100.00%	-	-	100.00%	-
- GyM Chile S.p.A.	-	100.00%	-	-	100.00%	-
- Vial y Vives - DSD S.A.	-	99.16%	0.84%	-	99.16%	0.84%
- Cumbra Inversiones Colombia S.A.S.	-	100.00%	-	-	100.00%	-
Cumbra Ingenieria S.A.	89.41%	-	10.59%	89.41%	-	10.59%
- Ecologia Tecnologia Ambiental S.A.C.	-	100.00%	-	-	100.00%	-
- GM Ingenieria y Construccion de CV	-	100.00%	-	-	100.00%	-
- Cumbra Ingenieria Chile S.p.A.	-	-	-	-	100.00%	-
- GM Ingenieria Bolivia S.R.L.	-	98.57%	1.43%	-	-	-
Energy:
Unna Energia S.A.	95.00%	-	5.00%	95.00%	-	5.00%
- Oiltanking Andina Services S.A.	-	50.00%	50.00%	-	50.00%	50.00%
- Transportadora de Gas Natural Comprimido Andino S.A.C.	-	100.00%	-	-	100.00%	-
Infrastructure:
Unna Transporte S.A.C.	100.00%	-	-	100.00%	-	-
Tren Urbano de Lima S.A.	75.00%	-	25.00%	75.00%	-	25.00%
Carretera Andina del Sur S.A.C	100.00%	-	-	100.00%	-	-
Red Vial 5 S.A.	18.20%	48.80%	33.00%	18.20%	48.80%	33.00%
Carretera Sierra Piura S.A.C.	99.96%	0.04%	-	99.96%	0.04%	-
Concesionaria Via Expresa Sur S.A.	98.89%	1.11%	-	98.89%	1.11%	-
Real Estate:
Viva Negocio Inmobiliario S.A.C.	99.54%	-	0.46%	99.54%	-	0.46%
Parent company and other entities:
AENZA Servicios Corporativos S.A.C.	100.00%	-	-	100.00%	-	-
Promotora Larcomar S.A.	46.55%	-	53.45%	46.55%	-	53.45%
Negocios del Gas S.A.	99.99%	0.01%	-	99.99%	0.01%	-
Agenera S.A.	99.00%	1.00%	-	99.00%	1.00%	-
Inversiones en Autopistas S.A.	1.00%	99.00%	-	1.00%	99.00%	-
Cam Holding S.p.A.	100.00%	-	-	100.00%	-	-

B.	Public service concessions

The Corporation has public service concessions. When applicable, the income attributable to the construction or restoration of infrastructure has been accounted for by applying the models described in note 2.E (financial asset model and intangible assets).

In all Corporation’s concessions, the infrastructure returns to the Grantor at the end of the Agreement.

Find below the concessions held by the Corporation as of December 31, 2022 and 2023:

Name of Concessionaire	Description	Estimated investment	Consideration	Interest	Concession termination	Accounting model
Carretera Andina del Sur S.A.	This company operates and maintains a highway of 750 km from San Juan de Marcona Port to Urcos, Peru, which is connected to the Interoceanica highway. The highway has five tolls and three weigh stations.	US$ 99 million	Transaction secured by the Peruvian Government comprising annual payments for highway maintenance and operation, under responsibility of the Ministerio de Transporte y Comunicaciones (MTC).	100.00%	2032	Financial asset

Carretera Sierra Piura S.A.C.	This company regularly operates and maintains a highway of 78 km, which connects Buenos Aires and Canchaque towns in Peru. The highway has one toll.	US$ 31 million	Transaction secured by the Peruvian Government regardless traffic volume. Revenue is secured by an estimated annual amount of US$ 1.4 million.	100.00%	2025	Financial asset

Concesionaria La Chira S.A.	Design, financing, construction, operation, and maintenance of “Planta de Tratamiento de Aguas Residuales y Emisario Submarino La Chira” project. About 25% of sewage of Lima is treated under this project.	S/ 450 million	Transaction secured by the Peruvian Government consisting of monthly and quarterly payments settled by Sedapal´s collection trust.	50.00%	2037	Financial asset

Tren Urbano de Lima S.A.	Concession to operate the Electric Mass Transportation System of Lima and Callao, Line 1 Villa El Salvador - Avenida Grau - San Juan de Lurigancho, the only railway system in Lima Metropolitana, including (i) operation and maintenance of existing trains (24 trains as initial investment and 20 additional trains) and (ii) operation and maintenance of the railway system (railway and infrastructure).	S/ 566 million	Transaction secured by the Peruvian Government through a quarterly payment made by the MTC based on kilometers per train.	75.00%	2041	Financial asset

Red Vial 5 S.A.	Operation and maintenance of the highway connecting Lima to the northwest of Peru. This highway is 183km long and is known as Red Vial 5, from Ancon to Pativilca and has three tolls.	US$ 187 million	Collected from users (self-funded concession; revenue comes from toll collection).	67.00%	2028	Intangible

Concesionaria Via Expresa Sur S.A.	Design, financing, construction, operation and maintenance of the infrastructure associated with the Via Expresa Sur project.	-	Contract whereby the Company was entitled to charge users a toll rate; the Peruvian State guaranteed to pay the Company an amount to cover the deficit between the amount charged to users and the annual limits stipulated in the contract. On December 16, 2022, the Metropolitan Municipality of Lima and the Concessionaire Via Expressa Sur declared the expiration of the Concession Contract.	100.00%	2022	Financial asset

C.	Hydrocarbon and gas contracts

As of December 31, 2023, the subsidiary Unna Energia S.A. has mainly two contracts signed with Perupetro S.A. (in 2022, it had three contracts), as indicated below:

i.	License agreement for the exploitation of hydrocarbons (Lot III)

Subscribed with Perupetro S.A. in March 2015 for a period of thirty years for oil, and forty years for non-associated natural gas counted from April 5, 2015, the date corresponding to the start of operations. The lot is located in the provinces of Talara and Paita, Grau region, northeastern Peru. As of December 31, 2023, the Company held a total of 514 wells of which 137 wells were active and 377 wells were inactive (as of December 31, 2022 it held 505 wells of which 172 wells were active and 333 wells were inactive).

ii.	License agreement for the exploitation of hydrocarbons (Lot IV)

Subscribed with Perupetro S.A. in March 2015 for a period of thirty years for oil, and forty years for non-associated natural gas counted from April 5, 2015, the date corresponding to the start of operations. The lot is located in the provinces of Talara and Contralmirante Villar, department of Piura and Tumbes, Grau region, northeastern Peru. As of December 31, 2023, the Company had a total of 594 wells of which 377 wells were active and 217 wells were inactive (as of December 31, 2022 it had 578 wells of which 361 wells were active and 217 wells were inactive).

iii.	Service contract for exploration and exploitation of hydrocarbons (Lot I)

Contract terminated on December 26, 2021, signed in 1991 by Cavelcas del Peru S.A. (CAVELCAS) and Perupetro S.A. for a period of twenty years. On July 31, 1995 CAVELCAS made the assignment of the contractual position for 100% of the participation to the Company, the latter assuming the technical, economic and financial responsibility of the operations. In March 2010 an extension agreement was signed for this contract until December 2021. To date, the Company is in the process of obtaining the approval of the Abandonment Plan, in order to execute the activities under its responsibility due to the termination of the Contract.

iv.	Service contract for exploration and exploitation of hydrocarbons (Lot V)

This contract was signed with Perupetro S.A. in 1993 for a period of twenty years. In March 2010 the Extension Agreement to the oil services contract was signed until October 7, 2023. The lot is located in the provinces of Talara and Contralmirante Villar, departments of Piura and Tumbes, Grau region, northeastern Peru. To date, the Company is in the process of obtaining the approval of the Abandonment Plan in order to execute the activities under its responsibility due to the termination of the Contract.

v.	Contract for the operation of hydrocarbon supply terminals.

On July 16, 2014, Petroperu S.A. signed contracts for the operation of the North and Central hydrocarbon supply terminals with the subsidiary Unna Energia S.A. and Oiltanking Peru S.A.C., for the provision of reception, storage and dispatch services for a term of twenty years from the date of signing the contracts, for which the Terminales del Peru Consortium was formed, which began operating on September 2, 2014. Unna Energia S.A. is the operator and both consortium members exercise joint control of the business and have a 50% shareholding.

D.	Joint operations

As of December 31, 2021, 2022 and 2023, the Corporation participates in 39, 38 and 37 joint operations with third parties, respectively. The table below lists the main joint operations in which the Corporation participates.

	Percentage of interest
Joint operations	2021	2022	2023
AENZA S.A.A.
- Concesionaria La Chira S.A.	50%	50%	50%
Cumbra Peru S.A.
- Consorcio Huacho Pativilca	67%	67%	67%
- Consorcio GyM – CONCIVILES	67%	67%	67%
- Consorcio Chicama – Ascope	50%	50%	50%
- Consorcio Constructor Alto Cayma	50%	50%	50%
- Consorcio Ermitaño	50%	50%	50%
- Consorcio GyM-Stracon	50%	50%	50%
- Consorcio HV GyM	50%	50%	50%
- Consorcio La Chira	50%	50%	50%
- Consorcio Lima Actividades Comerciales Sur	50%	50%	50%
- Consorcio Lima Actividades Sur	50%	50%	50%
- Consorcio Rio Urubamba	50%	50%	50%
- Consorcio Alto Cayma	49%	49%	49%
- Consorcio La Gloria	49%	49%	49%
- Consorcio Norte Pachacutec	49%	49%	49%
- Consorcio Italo Peruano	48%	48%	48%
- Consorcio Vial Quinua	46%	46%	46%
- Consorcio Constructor Ductos del Sur	29%	29%	29%
- Consorcio Constructor Chavimochic	27%	27%	27%
- Consorcio Intipunku	49%	49%	49%
Unna Energia S.A.
- Consorcio Terminales	50%	50%	50%
- Terminales del Peru	50%	50%	50%
Unna Transporte S.A.C.
- Consorcio Peruano de Conservación	50%	50%	50%
- Consorcio Manperan	67%	67%	67%
- Consorcio Vial Sierra	100%	100%	100%
- Consorcio Vial Ayahuaylas	99%	99%	99%
- Consorcio Vial Sullana	99%	99%	99%
- Consorcio Vial del Sur	99%	99%	99%
- Consorcio Obras Viales	99%	-	-
Cumbra Ingenieria S.A.
- Consorcio Vial la Concordia	88%	88%	88%
- Consorcio GMI- Haskoningdhv	70%	70%	70%
- Consorcio Supervisor Ilo	55%	55%	55%
- Consorcio Poyry-GMI	40%	40%	40%
- Consorcio Internacional Supervision Valle Sagrado	33%	33%	33%
- Consorcio Ecotec – GMI – PIM	90%	90%	90%
- Consorcio Ribereno Chinchaycamac	100%	100%	100%
- Consorcio Supervisor GRH	83%	83%	83%
- Consorcio Ecotec – GMI	100%	100%	100%

All joint agreements listed above are operated in Peru.

The main activities of the joint operations correspond to:

Joint agreements	Economic activity
AENZA S.A.A.

Construction, operation, and maintenance of the raw sewage treatment plant of La Chira to the south of Lima. The purpose of the project is to face environmental problems of Lima, due to raw sewage flowing into the sea.

Cumbra Peru S.A.	Consortiums created only to come into construction contracts.

Unna Energia S.A.

Terminales del Peru and Consorcio Terminales provide services of reception, storage, shipment, and transportation of liquid hydrocarbons such as gasoline, fuel for aircrafts, diesel and residual fuel, among others.

Unna Transporte S.A.C.	Services of refurbishment, routinary and regular maintenance of highways, and highway preservation and conservation services.

Cumbra Ingenieria S.A.	Engineering advisory and consulting services, execution of studies and projects, project management, and work supervision.